BUSINESS COMBINATIONS AND ASSET ACQUISITIONS - DocHouse Asset Acquisition (Details) - DocHouse Asset Acquisition	Nov. 18, 2020 USD ($) EquityInstruments	Dec. 31, 2020 USD ($)
Ifrs Asset Acquisition [Line Items]
Cash	$ 17,477,788
Debt Payable	1,934,964
Shares Issued	2,083,450
Total	21,496,202
Cash payment due at closing	12,400,000
Cash payment due within three months of closing	3,000,000
Cash payment due within six months of closing	2,100,000
Promissory notes payable DocHouse Agreement
Ifrs Asset Acquisition [Line Items]
Promissory note	$ 1,900,000	$ 1,934,964
Subordinate Voting Shares
Ifrs Asset Acquisition [Line Items]
Shares Issued, shares | EquityInstruments	128,265
Subordinate Voting Shares | Bottom of range
Ifrs Asset Acquisition [Line Items]
Lock-up provision	6 months
Subordinate Voting Shares | Top of range
Ifrs Asset Acquisition [Line Items]
Lock-up provision	12 months